Leases (Lease Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lease right-of-use assets
Finance leases	$ 416	$ 402
Operating leases	424	470
Total lease right-of-use assets	$ 840	$ 872
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Properties	Properties
Current
Finance leases	$ 31	$ 1
Operating leases	$ 117	$ 125
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Less: Current portion of long-term debt	Less: Current portion of long-term debt
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other	Accounts payable and other
Noncurrent
Finance leases	$ 7	$ 9
Operating leases	$ 298	$ 341
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt	Long-term debt
Total lease liabilities	$ 453	$ 476